COST OF SALES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cost of Sales [Abstract]
Salaries and wages	$ 792	$ 678	$ 639
Stores and other consumables	952	730	704
Fuel, power and water	550	464	468
Mining contractors	824	739	773
Other	113	54	96
Operating costs	3,231	2,665	2,680
Royalties	424	246	190
Total operating costs	3,655	2,911	2,870
Retrenchment costs	3	3	4
Rehabilitation and other non-cash costs	56	42	21
Amortisation of tangible assets	1,186	666	579
Amortisation of right of use assets	100	85	78
Amortisation of intangible assets	1	1	1
Inventory change	21	18	(12)
Cost of sales	$ 5,022	$ 3,726	$ 3,541